UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2015
(UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.6%
	Shares	Value
AUSTRALIA — 5.7%
Australia & New Zealand Banking Group	155,000	$3,958,030
CSL	45,000	3,063,391
Newcrest Mining *	300,000	3,240,280

		10,261,701

BRAZIL — 0.9%
Vale ADR, Cl B (A)	235,000	1,652,050

CHINA — 1.8%
China Eastern Airlines, Cl H *	6,500,000	3,296,072

FRANCE — 9.1%
Airbus Group	42,000	2,234,698
AXA	220,000	5,139,177
BNP Paribas	40,000	2,097,338
Capgemini	68,000	4,928,687
Technip	32,000	1,866,136

		16,266,036

GERMANY — 8.5%
Allianz	27,000	4,445,970
Bayer	36,000	5,178,027
Bayerische Motoren Werke	49,000	5,690,433

		15,314,430

HONG KONG — 2.4%
Galaxy Entertainment Group	360,000	1,880,090
New World Development	2,000,000	2,384,176

		4,264,266

ISRAEL — 1.8%
Teva Pharmaceutical Industries ADR	55,000	3,127,300

ITALY — 0.8%
Tenaris	105,000	1,479,664

JAPAN — 23.5%
Astellas Pharma	292,000	4,508,704
Daiwa House Industry	135,000	2,485,362
Denso	80,000	3,538,011
East Japan Railway	63,000	4,864,552
KDDI	72,000	5,080,891
Komatsu	215,000	4,214,773
Kubota	330,000	4,897,523
Kuraray	260,000	3,263,817
Mitsubishi UFJ Financial Group	750,000	3,984,515
Seven & I Holdings	145,000	5,304,563

		42,142,711

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2015
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
NORWAY — 1.1%
Statoil ADR (A)	120,000	$2,016,000

SINGAPORE — 2.5%
DBS Group Holdings	310,000	4,518,683

SPAIN — 5.1%
Banco Santander	600,000	4,030,115
Inditex	82,500	2,428,235
Red Electrica	31,000	2,637,523

		9,095,873

SWEDEN — 4.7%
Nordea Bank	390,000	4,952,398
Volvo, Cl B	290,000	3,395,819

		8,348,217

SWITZERLAND — 10.8%
ABB	170,000	3,261,886
Credit Suisse Group	138,292	2,906,001
Holcim	55,000	3,837,476
Novartis	45,000	4,376,558
Zurich Insurance Group	15,000	4,963,674

		19,345,595

TAIWAN — 2.8%
Hon Hai Precision Industry	728,000	1,997,627
Taiwan Semiconductor Manufacturing ADR	135,000	3,065,850

		5,063,477

UNITED KINGDOM — 14.1%
BG Group	140,000	1,861,980
Diageo	70,000	2,066,138
Glencore Xstrata *	550,000	2,044,874
Home Retail Group	1,400,000	4,032,327
Royal Dutch Shell, Cl B	60,000	1,894,183
SABMiller	60,000	3,258,659
Standard Chartered	130,000	1,728,594
Vodafone Group ADR	101,000	3,548,130
WPP	225,000	4,933,777

		25,368,662

TOTAL COMMON STOCK (Cost $119,076,589)		171,560,737

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2015
(UNAUDITED)

SHORT-TERM INVESTMENTS (B) — 6.4%
	Shares	Value
Dreyfus Cash Management, 0.040%	7,758,221	$7,758,221
DWS Money Market Portfolio (C), 0.060%	3,769,558	3,769,558

TOTAL SHORT-TERM INVESTMENTS (Cost $11,527,779)		11,527,779

TOTAL INVESTMENTS — 102.0% (Cost $130,604,368) †		$183,088,516

Percentages are based on Net Assets of $179,508,979.

*	Non-income producing security.

(A)	This security or a portion of this security is on loan at January 31, 2015. The total market value of securities on loan at January 31, 2015, was $3,611,101.

(B)	Rate shown is the 7-day effective yield as of January 31, 2015.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2015, was $3,769,558.

†	At January 31, 2015, the tax basis cost of the Portfolio’s investments was $130,604,368, and the unrealized appreciation and depreciation were $61,300,035 and $(8,815,887), respectively.

ADR — American Depositary Receipt

Cl — Class

The list of inputs used to value the Portfolio’s net assets as of January 31, 2015 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock††
Australia	$—	$10,261,701	$—	$10,261,701
Brazil	1,652,050	—	—	1,652,050
China	—	3,296,072	—	3,296,072
France	—	16,266,036	—	16,266,036
Germany	—	15,314,430	—	15,314,430
Hong Kong	—	4,264,266	—	4,264,266
Israel	3,127,300	—	—	3,127,300
Italy	—	1,479,664	—	1,479,664
Japan	—	42,142,711	—	42,142,711
Norway	2,016,000	—	—	2,016,000
Singapore	—	4,518,683	—	4,518,683
Spain	—	9,095,873	—	9,095,873
Sweden	—	8,348,217	—	8,348,217
Switzerland	—	19,345,595	—	19,345,595
Taiwan	3,065,850	1,997,627	—	5,063,477
United Kingdom	3,548,130	21,820,532	—	25,368,662

Total Common Stock	13,409,330	158,151,407	—	171,560,737

Short-Term Investments	11,527,779	—	—	11,527,779

Total Investments in Securities	$24,937,109	$158,151,407	$—	$183,088,516

Amounts designated as “—” are $0.

††	Represents securities trading outside the United States, the value of which were adjusted as a result of significant market movements following the close of local trading.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2015
(UNAUDITED)

For the period ended January 31, 2015 , there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classification between Level 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. For the period ended January 31, 2015, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-2300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015